Fair Value of Financial Instruments - Nonrecurring Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Fair Value Measurements
Retained earnings			$ (1,250,328)	$ (1,246,450)	$ (1,251,512)
Total Losses
REO			111	7,393
ROU asset impairment			393
Nonrecurring Fair Value Measurements
Total Losses
REO	$ 1,871		111	7,400
ROU asset impairment		$ 393
Nonrecurring Fair Value Measurements | Level 2
Fair Value Measurements
REO	$ 5,842		3,479	3,173
Nonrecurring Fair Value Measurements | Level 3
Fair Value Measurements
ROU asset			$ 10,209	$ 13,512